Note 22 - Eersteling (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of disposal of assets and liabilities classified as held for sale [text block]
Carrying amounts of net assets over which control was lost:	2019
Non-current assets
Property, plant and equipment	227

Current assets
Trade and other receivables	84
Total assets	311

Non-current liabilities
Rehabilitation provision	650

Current liabilities
Trade and other payables	8
Total liabilities	658

Consideration receivable:
Cash received	1,000
Deferred consideration (at January 31, 2019)	1,953
Total consideration	2,953

Profit on sale of subsidiary:
Net liabilities derecognised	347
Cumulative exchange differences in respect of the net liabilities of the subsidiary reclassified from equity on loss of control of subsidiary	2,109
Fair value of consideration receivable (at January 31, 2019)	2,953
Profit on sale of subsidiary	5,409

Disclosure of assets and liabilities classified as held for sale [text block]
	2019	2018
Non-current assets
Property, plant, and equipment	-	214

Current assets
Trade and other receivables	-	80
Cash and cash equivalents	-	2
Assets held for sale	-	296

Non-current liabilities
Rehabilitation provision	-	602

Current liabilities
Trade and other payables	-	7
Liabilities associated with assets held for sale	-	609